Related Party Transactions (Details)		3 Months Ended		12 Months Ended
	Jan. 01, 2023 $ / shares shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transactions [Line Items]
General and administrative expenses				$ 2,701
Warrant [Member]
Related Party Transactions [Line Items]
Warrant price per share (in Dollars per share) | $ / shares	$ 4
Blue Heron [Member]
Related Party Transactions [Line Items]
Incurred expenses				83,168	$ 907,866
Blue Heron [Member]
Related Party Transactions [Line Items]
Incurred expenses		$ 49,043	$ 68,027
Consulting Agreement [Member] | Star Circle Advisory Group, LLC [Member]
Related Party Transactions [Line Items]
Payable amount		33,000		33,000
Service Agreements [Member]
Related Party Transactions [Line Items]
Incurred expenses		$ 0	$ 0	$ 0	$ 284,900
Board of Directors [Member]
Related Party Transactions [Line Items]
Common stock issuable (in Shares) | shares	500
Warrant expires	Jan. 01, 2028
Measurement Input, Share Price [Member]
Related Party Transactions [Line Items]
Warrant Measurement input	1.73			0.44
Measurement Input, Option Volatility [Member]
Related Party Transactions [Line Items]
Warrant Measurement input	27.13
Measurement Input, Risk Free Interest Rate [Member]
Related Party Transactions [Line Items]
Warrant Measurement input	3.94			1.53
Measurement Input, Expected Term [Member]
Related Party Transactions [Line Items]
Warrant Measurement input	5			5